Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Accounts payable		€ 11,113	€ 6,219
Accrued expenses		5,455	375
Value added tax payable			2,774
Share based payment liabilities	€ 2,951	1,935	458
Total trade and other payables	€ 20,854	€ 18,503	€ 9,827